NET INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
NET INCOME PER SHARE [Abstract]
Net income/(loss) attributable to eLong, Inc.	$ (27,707,034)	(167,730,074)	471,278	39,270,319
Denominator for basic net income/(loss) per share:
Weighted average number of shares outstanding	69,454,746	69,454,746	68,833,132	60,455,723
Dilutive effect of stock options			478,827	1,528,097
Dilutive effect of performance units			130,579	314,211
Dilutive effect of warrants			42	110
Weighted average shares outstanding used in computing diluted net (loss) income per share	69,454,746	69,454,746	69,442,580	62,298,141
Denominator for diluted net income/(loss) per share:
Basic net income/(loss) per share	$ (0.40)	(2.41)	0.01	0.65
Diluted net income/(loss) per share	$ (0.40)	(2.41)	0.01	0.63